Income Taxes	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Income Taxes
30. INCOME TAXES

Components of Income Tax Expense

	2022	2021
Current tax expense (recovery)
Recognized in profit or loss in current year	$85,325	$134,947
Adjustments recognized in the current year with respect to prior years	(2,308)	147
	83,017	135,094
Deferred tax expense (recovery)
Deferred tax expense (recovery) recognized in the current year	(34,184)	14,194
Adjustments recognized in the current year with respect to prior years	366	56
Derecognition of previously unrecognized deferred tax assets	9,065	—
Benefit from previously unrecognized losses, and other temporary differences	—	508
Impact of impairments on deferred tax assets and liabilities	(3,825)	—
Decrease in deferred tax liabilities due to tax impact of NRV charge to inventory	(15,321)	(3,423)
	(43,899)	11,335
Income tax expense	$39,118	$146,429
Income tax expense differs from the amounts that would result from applying the Canadian federal and provincial income tax rates to earnings before income tax. These differences result from the items shown on the following table, which result in an effective tax rate that varies considerably from the comparable period. The factors which have affected the effective tax rate for the year ended December 31, 2022 and the comparable period of 2021 were changes in the recognition of certain deferred tax assets primarily due to the Dolores impairment, foreign exchange fluctuations, mining taxes paid, and withholding taxes on payments from foreign subsidiaries.
In the year ended December 31, 2022, as a result of terminating its arrangement agreement with Gold Fields Limited, Yamana was required to pay Gold Fields Limited a termination fee of $300 million. One-half of this amount was funded by the Company. The Company has treated this as a capital cost of acquiring Yamana Gold Inc., pursuant to the applicable Canadian income tax legislation. Since the Company controls the timing of the reversal of this deductible temporary difference, no deferred tax benefit could be recorded for this amount. The tax impact caused by this treatment effectively increased tax expense by $39.8 million in the current quarter.
The Company continues to expect that these and other factors will continue to cause volatility in effective tax rates in the future.
Reconciliation of Effective Income Tax Rate

	2022	2021
Earnings (loss) before taxes and non-controlling interest	$(300,945)	$244,991
Statutory Canadian income tax rate	27.00%	27.00%
Income tax expense (recovery) based on above rates	$(81,255)	$66,148
Increase (decrease) due to:
Non-deductible expenditures	7,465	6,192
Foreign tax rate differences	(11,717)	15,969
Change in net deferred tax assets not recognized (1)	22,296	20,574
Derecognition of deferred tax assets previously recognized (2)	50,356	—
Effect of other taxes paid (mining and withholding)	15,658	25,846
Effect of foreign exchange on tax expense	(21,541)	14,337
Non-taxable impact of foreign exchange	6,310	(1,203)
Change in non-deductible portion of reclamation liabilities	12,157	2,380
Unrecognized tax benefit on termination fee related to the Yamana acquisition	39,750	—
Other	(361)	(3,814)
Income tax expense	$39,118	$146,429
Effective income tax rate	(13.00)%	59.77%
(1)Includes deferred taxes related to amounts recorded in other comprehensive income for the year-end December 31, 2022 of $0.5 million with no amounts recognized in the comparative period.
(2)Attributable to the loss of attributes resulting from the Dolores impairment in Q2 2022 (Note 12).
Deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the consolidated financial statements:

	2022	2021
Net deferred tax liabilities, beginning of year	$(128,832)	$(117,461)
Recognized in net earnings in the year	43,899	(11,335)
Recognized in other comprehensive income (loss) in year (1)	469	—
Other	6	(36)
Net deferred liabilities, end of year	(84,458)	(128,832)
Deferred tax assets	55,879	55,953
Deferred tax liabilities	(140,337)	(184,785)
Net deferred tax liabilities	$(84,458)	$(128,832)
(1)Deferred tax impact related to unrealized loss on long-term investment (see Note 13).
Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences, as detailed below:

	2022	2021
Deferred tax assets (liabilities) arising from:
Closure and decommissioning costs	$23,482	$27,742
Tax losses, resource pools and mining tax credits	83,819	92,928
Deductible Mexican mining taxes	3,974	4,682
Accounts payable and accrued liabilities	26,920	22,119
Trade and other receivables	17,634	29,163
Provision for doubtful debts and inventory adjustments	3,136	(28,153)
Short-term investments	(11,665)	(7,941)
Mineral properties, plant, and equipment	(217,255)	(245,126)
Estimated sales provisions	(19,263)	(30,466)
Other temporary differences and provisions	4,760	6,220
Net deferred tax liabilities	$(84,458)	$(128,832)
At December 31, 2022, the net deferred tax liability above included the deferred tax asset of $83.8 million, which includes the benefits from tax losses ($28.1 million) and resource pools ($55.7 million). The decrease of $9.1 million in this deferred tax asset is mainly due to the slower than expected utilization of tax attributes against income from Timmins West and Bell Creek, which resulted in the de-recognition of the benefits associated with resource pools for these mines. The losses will begin to expire after the 2024 year end, if unused.
At December 31, 2021, the net deferred tax liability above included the deferred tax asset of $92.9 million, which includes the benefits from tax losses ($26.4 million) and resource pools ($66.5 million). The decrease in this deferred tax asset is mainly due to the unrealized losses on short-term investments. In prior years, the accumulated unrealized gains on short-term investments necessitated the recognition of this offsetting deferred tax asset. The current year's decrease in accumulated unrealized gains has resulted in a consequential reduction to this offsetting deferred tax asset. Since the accumulated unrealized gains decreased during 2021, the benefit associated with the offsetting losses was de-recognized. The losses will begin to expire after the 2024 year end, if unused.
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2022	2021
Operating tax loss	$383,231	$366,351
Net capital tax loss	36,817	35,801
Resource pools and other tax credits (1)	87,012	49,230
Financing fees	1,368	1,050
Mineral properties, plant, and equipment	207,182	127,945
Closure and decommissioning costs	207,261	143,080
Exploration and other expenses not currently deductible	26,300	33,837
Intercompany debt	23,449	17,956
Doubtful debt and inventory	18,631	24,624
Payroll and vacation accruals	35,799	6,168
Other temporary differences	14,057	6,154
	$1,041,107	$812,196
(1)Includes tax credits which will begin to expire after 2027 year end, if unused.
Included in the above amounts are operating tax losses, which if not utilized will expire as follows:

At December 31, 2022
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2023	$—	$360	$—	$289	$70	$4	$723
2024	—	419	275	312	30	10	1,046
2025 – and after	342,244	10,980	271	2,320	318	25,329	381,462
Total tax losses	$342,244	$11,759	$546	$2,921	$418	$25,343	383,231

At December 31, 2021
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2022	$—	$529	$156	$—	$15	$3	$703
2023	—	360	—	207	60	5	632
2024 – and after	330,799	11,399	593	2,092	168	19,965	365,016
Total tax losses	$330,799	$12,288	$749	$2,299	$243	$19,973	$366,351
Taxable temporary differences associated with investment in subsidiaries
As at December 31, 2022, taxable temporary differences of $286.0 million (2021 – $282.0 million) associated with the investments in subsidiaries have not been recognized as the Company is able to control the timing of the reversal of these differences which are not expected to reverse in the foreseeable future.